Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deducted in Balance Sheet from Trade Accounts Receivable: Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 10,055	$ 9,356	$ 8,984
Charged to Costs and Expenses	8,472	6,762	6,870
Deductions	7,366	6,063	6,498
Balance at End of Period	11,161	10,055	9,356
Deducted in Balance Sheet from Trade Accounts Receivable: Allowance for Doubtful Accounts [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	10,055	9,356	8,984
Charged to Costs and Expenses	8,472	6,762	6,870
Deductions	7,366	6,063	6,498
Balance at End of Period	11,161	10,055	9,356
Deducted in Balance Sheet from Deferred Tax Assets: Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	20,120	16,167	13,827
Charged to Costs and Expenses	3,814	3,953	2,340
Balance at End of Period	23,934	20,120	16,167
Deducted in Balance Sheet from Deferred Tax Assets: Valuation Allowance [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	20,120	16,167	13,827
Charged to Costs and Expenses	3,814	3,953	2,340
Balance at End of Period	$ 23,934	$ 20,120	$ 16,167